Property and Equipment, Net (Tables)	12 Months Ended
	Dec. 31, 2025	May 31, 2025
Property and Equipment, Net (Tables) [Line Items]
Schedule of Property and Equipment

Property and equipment as of December 31, 2025 and 2024 consisted of:

	December 31, 2025	December 31, 2024
Computer equipment	$69,291	$69,291
Furniture, fixture, and office and medical equipment	32,435	32,435
Leasehold improvements	108,187	108,187
Laboratory equipment	4,335,722	4,335,722
Motor vehicle	239,093	239,093
	4,784,728	4,784,728
Less: accumulated depreciation	4,784,728	4,784,728
Property and equipment, net	$—	$—

DiamiR Biosciences Corp. [Member]
Property and Equipment, Net (Tables) [Line Items]
Schedule of Property and Equipment

Property and equipment, net, consists of the following:

	Estimated Life	May 31, 2025	May 31, 2024
Laboratory equipment	5 years	$88,388	$88,388
Furniture	7 years	11,780	11,780
Computer equipment	3 years	5,176	5,176
Total property and equipment		105,344	105,344
Accumulated depreciation		(85,315)	(64,487)
Property and equipment, net		$20,029	$40,857